Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Assets [Abstract]
Reimbursable amounts due from customers	$ 7.4	$ 6.2
Prepaid expenses	5.3	0.9
Deferred tax effect of internal transfer of assets – current portion	9.1	9.1
VAT receivables	1.8	3.0
Other	1.5	2.8
Total other current assets	$ 25.1	$ 22.0